Business Combinations - 2018 Restructuring (Details) - USD ($) $ in Thousands		3 Months Ended	11 Months Ended
	Dec. 12, 2018	Mar. 31, 2019	Dec. 12, 2018	Dec. 31, 2018
Business combinations
Cash payment	$ 68,301
Fair value of assets acquired
Cash and cash equivalents	46,990		$ 46,990
Restricted cash	950		950
Finance receivables, net	81,628		81,628
Card related pre-funding and receivables	1,089		1,089
Other current assets	15,602		15,602
Property, leasehold improvements and equipment, net	62,777		62,777
Fair value of other intangible assets acquired, principally tradename	3,163		3,163
Security deposits	2,295		2,295
Total fair value of assets acquired	214,494		214,494
Goodwill	11,288	$ 11,288	11,288	$ 11,288
Fair value of liabilities assumed:
Accounts payable and accrued liabilities	29,565		29,565
Money orders payable	4,020		4,020
Accrued interest	521		521
Deferred revenue	8,089		8,089
Unfavorable leases	2,147		2,147
Secured notes payable	42,000		42,000
Subsidiary notes payable	71,139		71,139
Total fair value of liabilities assumed	157,481		157,481
Net assets acquired	$ 57,013		$ 57,013
10.75% senior secured notes due 2019
Business combinations
Percentage Of Beneficial Holders Of Notes		50.00%	50.00%
12.75% Senior Secured Notes due 2020
Business combinations
Percentage Of Beneficial Holders Of Notes		100.00%	100.00%